Restricted Net assets (Details) - PRC - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Undistributed earnings in equity investees	$ 29.6	$ 53.7
Subsidiaries
Restricted net assets	$ 1.0	$ 0.1